CAPITAL LEASE OBLIGATIONS	9 Months Ended
Sep. 30, 2014
CAPITAL LEASE OBLIGATIONS [Abstract]
CAPITAL LEASE OBLIGATION

NOTE 4  CAPITAL LEASE OBLIGATIONS

On June 30, 2014, the Company entered into a capital lease agreement with BCL-Equipment Leasing, LLC ( BCL ) to acquire lay flat hose, which will be used in our frac water transfer service revenue activities, as set out below.

The lease contains a purchase option at the end of the initial 24 month term, granting the Company the right to purchase all equipment covered under the lease for the greater of its fair market value or 20% of the total capitalized cost. If the Company does not elect to exercise the purchase option, the lease automatically renews for a term of one year.

Concurrently with the lease transaction, the Company entered into a sale and simultaneous lease transaction with BCL for assets the Company had previously purchased directly from vendors for $828,546.  The Company sold the property to BCL for an aggregate purchase price of $828,546.

Pursuant to the guidelines in ASC 840, the gain on the sale of $49,579 is accounted for as a deferred gain in the consolidated balance sheets and amortized on a straight-line basis over the life of the lease. During the nine months ended September 30, 2014, $6,197 was recognized as gain on the sale.

The Company paid a total of $32,347 in various financing fees which will be amortized over the life of the capital lease.

On July 10, 2014, the Company entered into a capital lease agreement with Nations Fund I, LLC ( NEF ) to acquire flowback equipment, evaporation units, and generators which will be used in our flowback, evaporation, and portable power service revenue activities, as set out below.

The lease contains a purchase option at the end of the initial 36 month term, granting the Company the right to purchase all equipment covered under the lease for its fair market value. If the Company does not elect to exercise the purchase option, it may elect to exercise the renewal option for a negotiated renewal term at a periodic rent equal to the fair market rental value of the equipment, as determined at the time of renewal.

Concurrently with the lease transaction, the Company entered into a sale and simultaneous lease transaction with NEF for assets the Company had previously purchased directly from vendors for $1,209,908.  The Company sold the property to NEF for an aggregate purchase price of $1,209,908.

Pursuant to the guidelines in ASC 840, the gain on the sale of $84,804 is accounted for as a deferred gain in the consolidated balance sheets and amortized on a straight-line basis over the life of the lease. During the nine months ended September 30, 2014, $10,600 was recognized as gain on the sale.

The Company paid a total of $75,000 in various financing fees which will be amortized over the life of the capital lease.

	September 30, 2014	December 31, 2013

Capital lease lay flat hose, interest at 30.5%, payments of $150,769 per month, terms 24 months	$3,244,976	$-
Capital lease flowback, evaporation, and generator equipment, interest at 15.5%, payments of $52,485 per month, terms 36 months	1,908,542	-
Less lease payments	(845,226)	-
	4,308,292	-
Less current portion of capital lease obligation	(1,447,793)	-
Long-term portion of capital lease obligation	$2,860,499	$-

A summary of the minimum lease payments for the above leases is shown below:

Lease payments from inception through September 30, 2015	$3,491,302
Lease payments from October 1, 2015 through September 30, 2016	2,619,049
Lease payments form October 1, 2016 through September 30, 2017	577,563
Total payments	6,687,914
Less interest on capital lease	(1,529,396)
Total	$5,153,518

The summary below shows the activity related to all deferred financing fees related to the capital lease obligations as of September 30, 2014:

Balance at January 1, 2014	$-
Add: financing fees paid	107,347
Less: amortization of deferred financing costs	(10,293)
97,054
Less: current maturities	(41,173)
Long-term deferred financing costs	$55,881